OTHER CURRENT LIABILITIES (Tables)	6 Months Ended
Jun. 30, 2024
Other Liabilities, Current [Abstract]
Components of other current liabilities
Other current liabilities is comprised of the following:

(in thousands of $)	June 30, 2024	December 31, 2023
Deferred operating lease and charter hire revenue	23,713	23,645
Unfavorable contract intangibles (Note 9)	15,360	16,998
Current portion of operating lease liability	1,001	1,112
Mark-to-market liability on interest rate swaps	—	933
Debt guarantee liability	365	761
Other payables (1)	4,921	205
Other current liabilities	45,360	43,654

(1) Other payables include the obligations amounting to $1.8 million relating to the EUAs due under the EU ETS (see Note 2).